Net Assets - Distributions Declared and Payable (Details) - USD ($) $ / shares in Units, $ in Thousands														9 Months Ended		12 Months Ended
	Sep. 27, 2023	Sep. 26, 2023	Jun. 27, 2023	Mar. 28, 2023	Dec. 20, 2022	Sep. 28, 2022	Sep. 26, 2022	Jun. 24, 2022	Mar. 25, 2022	Dec. 21, 2021	Sep. 23, 2021	Jun. 23, 2021	Mar. 18, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Per Share Amount (in dollars per share)		$ 0.60	$ 0.57	$ 0.50	$ 0.50	$ 0.47	$ 0.47	$ 0.47	$ 0.48	$ 0.57	$ 0.56	$ 0.49	$ 0.45	$ 1.67	$ 1.42	$ 1.92	$ 2.07
Total Amount		$ 43,211	$ 40,735	$ 35,377	$ 32,770	$ 30,611	$ 30,611	$ 28,601	$ 27,455	$ 29,691	$ 20,080	$ 13,974	$ 8,570	$ 119,323	$ 86,667	$ 119,437	$ 72,315
Supplemental distribution (in dollars per share)	$ 0.10		$ 0.07														$ 0.11